Condensed Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2018		$ 5,634	$ 19,398,854	$ (11,773,401)	$ 344,187	$ 120,537	$ 8,095,811
Balance (in Shares) at Dec. 31, 2018		56,341,718
Common stock transferred to Series A Preferred Stock	$ 1,900	$ (1,900)
Common stock transferred to Series A Preferred Stock (in Shares)	19,000,000	(19,000,000)
Rounded shares adjustment
Rounded shares adjustment (in Shares)		236
Net income				2,201,565		3,814	2,205,379
Foreign currency translation adjustment					(110,899)	(437)	(111,336)
Balance at Dec. 31, 2019	$ 1,900	$ 3,734	19,398,854	(9,571,836)	233,288	123,914	10,189,854
Balance (in Shares) at Dec. 31, 2019	19,000,000	37,341,954
Issuance of common stock in acquisition		$ 106	534,949				535,055
Issuance of common stock in acquisition (in Shares)		1,061,000
Net income				1,096,583		5,215	1,101,798
Foreign currency translation adjustment					282,157	(586)	281,571
Balance at Sep. 30, 2020	$ 1,900	$ 3,840	19,933,803	(8,475,253)	515,445	128,543	12,108,278
Balance (in Shares) at Sep. 30, 2020	19,000,000	38,402,954
Balance at Dec. 31, 2019	$ 1,900	$ 3,734	19,398,854	(9,571,836)	233,288	123,914	10,189,854
Balance (in Shares) at Dec. 31, 2019	19,000,000	37,341,954
Issuance of common stock in acquisition		$ 116	534,939				535,055
Issuance of common stock in acquisition (in Shares)		1,161,000
Net income				975,504		4,403	979,907
Foreign currency translation adjustment					895,063	1,524	896,587
Balance at Dec. 31, 2020	$ 1,900	$ 3,850	19,933,793	(8,596,332)	1,128,351	129,841	12,601,403
Balance (in Shares) at Dec. 31, 2020	19,000,000	38,502,954
Net income				1,519,380		6,251	1,525,631
Foreign currency translation adjustment					(127,997)	(753)	(128,750)
Balance at Sep. 30, 2021	$ 1,900	$ 3,850	$ 19,933,793	$ (7,076,952)	$ 1,000,354	$ 135,339	$ 13,998,284
Balance (in Shares) at Sep. 30, 2021	19,000,000	38,502,954